Financial - risk management objectives and policies - Carrying value versus fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [abstract]
Financial liabilities at carrying value	$ 1,057,975	$ 531,653	$ 571,688	$ 587,062
Financial liabilities at fair value	1,059,236	475,624
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of financial assets [abstract]
Financial assets at carrying value	85,938	98,086
Financial assets at fair value	85,938	98,376
Disclosure of financial liabilities [abstract]
Financial liabilities at carrying value	133,739	114,068
Financial liabilities at fair value	133,739	116,124
Minera Yanacocha SRL and subsidiary [Member] | Trade receivables [member]
Disclosure of financial assets [abstract]
Financial assets at carrying value	37,105	27,658
Financial assets at fair value	37,105	27,658
Minera Yanacocha SRL and subsidiary [Member] | Restricted Cash [Member]
Disclosure of financial assets [abstract]
Financial assets at carrying value	48,752	48,752
Financial assets at fair value	48,752	49,042
Minera Yanacocha SRL and subsidiary [Member] | Financial assets at fair value [member]
Disclosure of financial assets [abstract]
Financial assets at carrying value	81	21,676
Financial assets at fair value	81	21,676
Minera Yanacocha SRL and subsidiary [Member] | Trade And Other Payable [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities at carrying value	86,659	68,645
Financial liabilities at fair value	86,659	68,645
Minera Yanacocha SRL and subsidiary [Member] | Debt Instrument [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities at carrying value	47,080	45,423
Financial liabilities at fair value	$ 47,080	$ 47,479